Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges
Notional amount	£ 223,242	£ 176,472
Assets	1,432	2,407
Liabilities	818	951
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	13,173	9,059
Collateral cash	8,454	8,088
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	42,043	46,043
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	181,199	130,429
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	108,685	78,286
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	72,514	52,143
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	35,690	40,579
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	12,927	14,006
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,145	538
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,618	26,035
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	186,787	134,991
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	28,351	31,135
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	107,540	77,748
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	50,896	26,108
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	765	902
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	765	902
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	472	1,368
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	12	70
Fair value
Disclosure of detailed information about hedges
Assets	1,432	2,407
Liabilities	818	951
Fair value | Group Entities
Disclosure of detailed information about hedges
Assets	762	1,319
Liabilities	230	207
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	614	910
Liabilities	820	1,060
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,865	3,670
Liabilities	2,045	2,064
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,304	1,789
Liabilities	841	407
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,561	1,881
Liabilities	1,204	1,657
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	92	315
Liabilities	217	281
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	29	12
Liabilities	2	4
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,008	1,717
Liabilities	289	186
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	389	465
Liabilities	583	754
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,275	1,777
Liabilities	839	403
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	553	164
Liabilities	915	1,471
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	133	130
Liabilities	20	25
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(2,047)	(2,173)
Liabilities	£ (2,047)	£ (2,173)